FAIR VALUE MEASUREMENTS - Fair value measurement of the Group's assets and liabilities that are measured at fair value on a recurring basis (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets, Fair Value Disclosure [Abstract]
Equity securities with readily determinable fair value	¥ 158,072
Fair Value, Measurements, Recurring [Member] | Short-term Investments [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	932,808	¥ 1,099,394
Fair Value, Measurements, Recurring [Member] | Long-term investments [member]
Assets, Fair Value Disclosure [Abstract]
Equity securities with readily determinable fair value	158,072
Fair Value, Measurements, Recurring [Member] | Wealth Management Products [Member] | Short-term Investments [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	180,782	550,338
Fair Value, Measurements, Recurring [Member] | Bank Time Deposits [Member] | Short-term Investments [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	593,954	549,056
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Short-term Investments [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	158,072
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Long-term investments [member]
Assets, Fair Value Disclosure [Abstract]
Equity securities with readily determinable fair value	158,072
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Short-term Investments [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	774,736	1,099,394
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Wealth Management Products [Member] | Short-term Investments [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	180,782	550,338
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Bank Time Deposits [Member] | Short-term Investments [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	¥ 593,954	¥ 549,056